Segment Information - Summary of Operating Segments Disclosures - Consolidated Income Statement Data (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [Line Items]
Revenue	€ 25,220	€ 24,789	[1]	€ 21,406	[1]
Group operating profit	2,095	1,908	[1]	1,166	[1]
Profit on disposals	56	53		99
Finance costs less income	(289)	(317)		(295)
Share of equity accounted investments' profit	65	42	[1]	44	[1]
Other financial expense	(60)	(66)	[1]	(94)	[1]
Share of equity accounted investments' profit	65	42		44
Profit before tax from continuing operations	1,867	1,620	[1]	920	[1]
Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	25,220	24,789		21,406
Group EBITDA	3,146	2,980		2,079
Depreciation, amortisation and impairment	1,051	1,072		913
Group operating profit	2,095	1,908		1,166
Continuing and Discontinued Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	27,563	27,104		23,635
Group EBITDA	3,310	3,130		2,219
Depreciation, amortisation and impairment	1,072	1,103		942
Group operating profit	2,238	2,027		1,277
Europe [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	12,487	12,403		10,375
Group EBITDA	1,251	1,124		731
Depreciation, amortisation and impairment	464	516		427
Group operating profit	787	608		304
Profit on disposals	23	38		86
Share of equity accounted investments' profit	24	25		30
Americas [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	12,297	11,878		10,880
Group EBITDA	1,843	1,747		1,346
Depreciation, amortisation and impairment	550	518		477
Group operating profit	1,293	1,229		869
Profit on disposals	33	15		13
Share of equity accounted investments' profit	32	34		23
Asia [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	436	508		151
Group EBITDA	52	109		2
Depreciation, amortisation and impairment	37	38		9
Group operating profit	15	71		(7)
Share of equity accounted investments' profit	9	(17)		(9)
Europe Heavyside [member]
Disclosure of operating segments [Line Items]
Profit on disposals	19	24		100
Share of equity accounted investments' profit	9	12		15
Europe Heavyside [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	6,902	6,945		4,813
Group EBITDA	839	781		424
Depreciation, amortisation and impairment	361	395		304
Group operating profit	478	386		120
Europe Lightside [member]
Disclosure of operating segments [Line Items]
Profit on disposals		1		(22)
Europe Lightside [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	1,440	1,392		1,404
Group EBITDA	143	137		136
Depreciation, amortisation and impairment	41	45		46
Group operating profit	102	92		90
Europe Distribution [member]
Disclosure of operating segments [Line Items]
Profit on disposals	4	13		8
Share of equity accounted investments' profit	15	13		15
Europe Distribution [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	4,145	4,066		4,158
Group EBITDA	269	206		171
Depreciation, amortisation and impairment	62	76		77
Group operating profit	207	130		94
Americas Materials [member]
Disclosure of operating segments [Line Items]
Profit on disposals	29	(19)		24
Share of equity accounted investments' profit	32	34		23
Americas Materials [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	7,970	7,598		7,018
Group EBITDA	1,270	1,204		955
Depreciation, amortisation and impairment	412	386		335
Group operating profit	858	818		620
Americas Products [Member]
Disclosure of operating segments [Line Items]
Profit on disposals	4	34		(11)
Americas Products [Member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	4,327	4,280		3,862
Group EBITDA	573	543		391
Depreciation, amortisation and impairment	138	132		142
Group operating profit	435	411		249
Americas Distribution [member] | Discontinued Operations [Member]
Disclosure of operating segments [Line Items]
Revenue	2,343	2,315		2,229
Group EBITDA	164	150		140
Depreciation, amortisation and impairment	21	31		29
Group operating profit	€ 143	€ 119		€ 111

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.